Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	TRUST FOR CREDIT UNIONS
Central Index Key	dei_EntityCentralIndexKey	0000825759
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 23, 2011
Prospectus Date	rr_ProspectusDate	Dec. 23, 2011
Money Market Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Sections - Money Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Money Market Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in high quality money market instruments authorized under the Federal Credit Union Act.
PORTFOLIO FEES AND EXPENSES	tfcu825759_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFee	none
Exchange Fees	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	rr_ManagementFeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.50%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.18%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2012
EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	18
3 Years	rr_ExpenseExampleYear03	128
5 Years	rr_ExpenseExampleYear05	248
10 Years	rr_ExpenseExampleYear10	597
PORTFOLIO TURNOVER	tfcu825759_PortfolioTurnoverAltAbstract
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments: The Portfolio invests exclusively in:

• Securities issued or guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”) and related custodial receipts

• U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks), but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder

• Repurchase agreements related to the securities described above

• Federal funds

The Portfolio’s securities are valued using the amortized cost method as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. Under Rule 2a-7, the Portfolio may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including conditions relating to maturity, portfolio diversification, portfolio liquidity and credit quality. The Portfolio seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Pursuant to an order of the Securities and Exchange Commission (“SEC”), the Portfolio may enter into principal transactions in certain taxable money market instruments, including repurchase agreements, with Goldman, Sachs & Co. (“Goldman Sachs”), an affiliate of the Portfolio’s investment adviser.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Credit/Default Risk—The risk that an issuer or guarantor of a security, or a bank (or a foreign branch of a U.S. bank) or other financial institution that has entered into a repurchase agreement with the Portfolio, may default on its obligations to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

• Interest Rate Risk—The risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its fixed-income securities) will tend to be lower than prevailing market rates. A low interest rate environment poses additional risks to the Portfolio, because low yields on the Portfolio’s holdings may have an adverse impact on the Portfolio’s ability to provide a positive yield to its shareholders, pay expenses out of Portfolio assets, or, at times, maintain a stable $1.00 share price.

• Liquidity Risk—The risk that the Portfolio may make investments that may become less liquid in response to market developments or adverse investor perception. While the Portfolio endeavors to maintain a high level of liquidity, the liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors or due to general market conditions and a lack of willing buyers. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Portfolio may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell one or more portfolio positions can adversely affect the Portfolio’s ability to maintain a $1.00 share price or prevent the Portfolio from being able to take advantage of other investment opportunities.

Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the time period stated in the Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

• Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

• Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions.

• Regulatory Risk—The SEC has recently adopted amendments to money market fund regulations, imposing new liquidity, credit quality, and maturity requirements on all money market funds, and may adopt additional amendments in the future. These changes may adversely affect the Portfolio’s return potential.

• Stable NAV Risk—The risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. Shareholders of the Portfolio should not rely on or expect the investment adviser or an affiliate to purchase distressed assets from the Portfolio, make capital infusions into the Portfolio, enter into capital support agreements with the Portfolio or take other actions to help the Portfolio maintain a stable $1.00 share price.

• U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (“NCUA”), the Federal Deposit Insurance Corporation or any other governmental agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, the National Credit Union Administration (“NCUA”), the Federal Deposit Insurance Corporation or any other governmental agency.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
PERFORMANCE	tfcu825759_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. You may obtain the Portfolio’s current yield by calling 1-800-342-5828 or 1-800-237-5678.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is not necessarily an indication of how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	You may obtain the Portfolio’s current yield by calling 1-800-342-5828 or 1-800-237-5678.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-342-5828 or 1-800-237-5678
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for the 9-month period ended September 30, 2011 was 0.02%. Best Quarter Q1 ’01 +1.38% Worst Quarter Q1 ’10 +0.02%
2001	rr_AnnualReturn2001	3.97%
2002	rr_AnnualReturn2002	1.68%
2003	rr_AnnualReturn2003	1.06%
2004	rr_AnnualReturn2004	1.26%
2005	rr_AnnualReturn2005	3.15%
2006	rr_AnnualReturn2006	5.03%
2007	rr_AnnualReturn2007	5.16%
2008	rr_AnnualReturn2008	2.21%
2009	rr_AnnualReturn2009	0.22%
2010	rr_AnnualReturn2010	0.09%
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the 9-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Label	rr_AverageAnnualReturnLabel	Money Market Portfolio
1 Year	rr_AverageAnnualReturnYear01	0.09%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	2.37%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 17, 1988
Ultra-Short Duration Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ultra-Short Duration Government Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Ultra-Short Duration Government Portfolio seeks to achieve a high level of current income, consistent with low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.
PORTFOLIO FEES AND EXPENSES	tfcu825759_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFee	none
Exchange Fees	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	rr_ManagementFeesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.36%
EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	37
3 Years	rr_ExpenseExampleYear03	116
5 Years	rr_ExpenseExampleYear05	202
10 Years	rr_ExpenseExampleYear10	456
PORTFOLIO TURNOVER	tfcu825759_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 193% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	193.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Investments: The Portfolio invests exclusively in:

• U.S. Government Securities and related custodial receipts

• Repurchase agreements related to the securities described above

• Short-term obligations that are permitted investments for the Money Market Portfolio, such as U.S. Government Securities and related custodial receipts, and U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks), but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder

Under normal circumstances, at least 80% of the net assets (measured at the time of purchase) of the Portfolio will be invested in U.S. Government Securities, including mortgage-related securities representing an interest in or collateralized by other mortgage-related securities and/or in repurchase agreements collateralized by U.S. Government Securities. The Portfolio expects that a substantial portion of its assets will be invested in mortgage-related securities. While there will be fluctuations in the NAV of the Portfolio, the Portfolio is expected to have less interest rate risk and asset value fluctuation than funds investing primarily in longer-term mortgage-backed securities paying a fixed rate of interest.

Portfolio Duration (under normal interest rate conditions):

The Portfolio’s target duration is that of the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index to the BofA Merrill Lynch One-Year U.S. Treasury Note Index and its maximum duration is that of a Two-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates). Over the past ten years, the duration of the BofA Merrill Lynch Six-Month U.S. Treasury Bill Index, the BofA Merrill Lynch One-Year U.S. Treasury Note Index and a Two-Year U.S. Treasury Security have been approximately 0.49, 0.98, and 1.91 respectively.

Expected Approximate Interest Rate Sensitivity: Nine-Month Treasury Bill

Credit Quality: U.S. Government Securities

Benchmarks: BofA Merrill Lynch Six-Month U.S. Treasury Bill Index and BofA Merrill Lynch One-Year U.S. Treasury Note Index

Investment Adviser’s Investment Philosophy:

Global fixed income markets are constantly evolving and are highly diverse — with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:

• Thoughtfully combine diversified sources of return by employing multiple investment strategies

• Take a global perspective to uncover relative value opportunities

• Employ focused specialist teams to identify short-term mispricings and incorporate long-term views

• Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool

• Build a strong team of skilled investors who excel on behalf of our clients

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

• Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

• Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

• Interest Rate Risk—The risk that when interest rates increase, fixed income securities held by the Portfolio will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

• Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

• Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

• Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

• Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.

• Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.

• U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.
PERFORMANCE	tfcu825759_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is not necessarily an indication of how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.trustcu.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-342-5828 or 1-800-237-5678
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for the 9-month period ended September 30, 2011 was 0.47%. Best Quarter Q3 ’01 +1.99% Worst Quarter Q2 ’04 -0.13%
2001	rr_AnnualReturn2001	6.47%
2002	rr_AnnualReturn2002	4.01%
2003	rr_AnnualReturn2003	1.61%
2004	rr_AnnualReturn2004	1.64%
2005	rr_AnnualReturn2005	3.00%
2006	rr_AnnualReturn2006	4.74%
2007	rr_AnnualReturn2007	5.53%
2008	rr_AnnualReturn2008	4.21%
2009	rr_AnnualReturn2009	2.27%
2010	rr_AnnualReturn2010	0.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the 9-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.13%)
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Label	rr_AverageAnnualReturnLabel	Ultra-Short Duration Government Portfolio
1 Year	rr_AverageAnnualReturnYear01	0.79%
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	3.41%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 10, 1991
Ultra-Short Duration Government Portfolio | BofA Merrill Lynch Six-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses)
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch Six-Month U.S. Treasury Bill Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	0.36%
5 Years	rr_AverageAnnualReturnYear05	2.97%
10 Years	rr_AverageAnnualReturnYear10	2.78%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	3.93%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1991
Ultra-Short Duration Government Portfolio | BofA Merrill Lynch One-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch One-Year U.S. Treasury Note Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	0.83%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	3.16%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.27%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 1991
Ultra-Short Duration Government Portfolio | Barclays Capital Mutual Fund Short (1-2 Yr) Government Index (reflects no deduction for fees or expenses)
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Mutual Fund Short (1-2 Yr) Government Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	1.65%
5 Years	rr_AverageAnnualReturnYear05	3.92%
10 Years	rr_AverageAnnualReturnYear10	3.75%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.59%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 1992
Short Duration Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Short Duration Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Short Duration Portfolio seeks to achieve a high level of current income, consistent with relatively low volatility of principal, by investing in obligations authorized under the Federal Credit Union Act.
PORTFOLIO FEES AND EXPENSES	tfcu825759_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	PORTFOLIO FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFee	none
Exchange Fees	rr_ExchangeFee	none
Maximum Account Fee	rr_MaximumAccountFee	none
Annual Portfolio Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	rr_ManagementFeesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Administration Fees	rr_Component1OtherExpensesOverAssets	0.05%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.36%
EXAMPLE	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	37
3 Years	rr_ExpenseExampleYear03	116
5 Years	rr_ExpenseExampleYear05	202
10 Years	rr_ExpenseExampleYear10	456
PORTFOLIO TURNOVER	tfcu825759_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 283% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	283.00%
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

During normal market conditions, the Portfolio intends to invest a substantial portion of its assets in mortgage-related securities, which include privately-issued mortgage-related securities rated, at the time of purchase, in one of the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) and mortgage-related securities that are U.S. Government Securities. Mortgage-related securities held by the Portfolio may include both adjustable rate and fixed rate mortgage pass-through securities, collateralized mortgage obligations and other multiclass mortgage-related securities, as well as other securities that are collateralized by or represent direct or indirect interests in mortgage-related securities or mortgage loans.

The Portfolio may also invest in:

• Other U.S. Government Securities and related custodial receipts

• Repurchase agreements related to the securities described above

• Short-term obligations that are permitted investments for the Money Market Portfolio, such as U.S. Government Securities and related custodial receipts, and U.S. dollar-denominated obligations issued or guaranteed by U.S. banks with total assets exceeding $1 billion (including obligations issued by foreign branches of such banks), but only to the extent permitted under the Federal Credit Union Act and the rules and regulations thereunder

The Portfolio will attempt, through the purchase of securities with short or negative durations, to limit the effect of interest rate fluctuations on the Portfolio’s NAV.

Portfolio Duration (under normal interest rate conditions):

The Portfolio’s target duration is equal to that of the BofA Merrill Lynch Two-Year U.S. Treasury Note Index and its maximum duration is that of a Three-Year U.S. Treasury Security (the Portfolio’s duration approximates its price sensitivity to changes in interest rates). Over the past ten years, the duration of the BofA Merrill Lynch Two-Year U.S. Treasury Note Index and a Three-Year U.S. Treasury Security have been approximately 1.91 and 2.75, respectively.

Expected Approximate Interest Rate Sensitivity: Two-Year U.S. Treasury Note

Credit Quality: Privately issued mortgage securities rated AAA or Aaa or AA or Aa by a NRSRO at the time of purchase; U.S. Government Securities

Benchmark: The BofA Merrill Lynch Two-Year U.S. Treasury Note Index

Investment Adviser’s Investment Philosophy:

Global fixed income markets are constantly evolving and are highly diverse — with myriad sectors, issuers and securities. The Investment Adviser believes that inefficiencies in these complex markets cause bond prices to diverge from their fair value. To capitalize on these inefficiencies and generate consistent risk-adjusted performance, the Investment Adviser believes it is critical to:

• Thoughtfully combine diversified sources of return by employing multiple investment strategies

• Take a global perspective to uncover relative value opportunities

• Employ focused specialist teams to identify short-term mispricings and incorporate long-term views

• Emphasize a risk-aware approach as the Investment Adviser views risk management as both an offensive and defensive tool

• Build a strong team of skilled investors who excel on behalf of our clients

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

• Call Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) earlier than expected. This may happen when there is a decline in interest rates. Under these circumstances, the Portfolio may be unable to recoup all of its initial investment and will also suffer from having to reinvest in lower yielding securities.

• Credit/Default Risk—An issuer or guarantor of fixed income securities held by the Portfolio may default on its obligation to pay interest and repay principal. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Portfolio’s liquidity and cause significant NAV deterioration.

• Extension Risk—The risk that an issuer will exercise its right to pay principal on an obligation held by the Portfolio (such as a mortgage-backed security) later than expected. This may happen when there is a rise in interest rates. Under these circumstances, the value of the obligation will decrease, and the Portfolio will also suffer from the inability to invest in higher yielding securities.

• Interest Rate Risk—The risk that when interest rates increase, fixed income securities held by the Portfolio will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

• Liquidity Risk—The risk that the Portfolio may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that the Portfolio will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Portfolio may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

• Management Risk—The risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results.

• Market Risk—The risk that the value of the securities in which the Portfolio invests may go up or down in response to the prospects of individual companies, particular industry sectors or governments and/or general economic conditions. Price changes may be temporary or last for extended periods. The Portfolio’s investments may be overweighted from time to time in one or more industry sectors or countries, which will increase the Portfolio’s exposure to risk of loss from adverse developments affecting those sectors or countries.

• Mortgage-Backed Securities Risk—Mortgage-related securities are subject to certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Portfolio to reinvest proceeds at lower prevailing interest rates). Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.

• Portfolio Turnover Rate Risk—A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Portfolio and its shareholders.

• U.S. Government Securities Risk—The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by Fannie Mae, Freddie Mac and the Federal Home Loan Banks chartered or sponsored by Acts of Congress are not backed by the full faith and credit of the United States. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

As with any mutual fund, it is possible to lose money on an investment in the Portfolio. An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any credit union and is not insured or guaranteed by the National Credit Union Share Insurance Fund, NCUA or any other governmental agency.
PERFORMANCE	tfcu825759_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Portfolio by showing: (a) changes in the Portfolio’s performance from year to year for the last ten calendar years; and (b) the Portfolio’s average annual total returns for the 1-year, 5-year, 10-year and since inception periods and how such returns compare to those of broad-based securities market indices.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance is not necessarily an indication of how it will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available and may be obtained on the Fund’s website at www.trustcu.com and/or by calling 1-800-342-5828 or 1-800-237-5678.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.trustcu.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-342-5828 or 1-800-237-5678
ANNUAL TOTAL RETURN	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	TOTAL RETURN CALENDAR YEAR	[4]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for the 9-month period ended September 30, 2011 was 1.22%. Best Quarter Q3 ’01 +3.08% Worst Quarter Q2 '04 -0.77%
2001	rr_AnnualReturn2001	8.00%
2002	rr_AnnualReturn2002	5.84%
2003	rr_AnnualReturn2003	2.84%
2004	rr_AnnualReturn2004	2.40%
2005	rr_AnnualReturn2005	1.86%
2006	rr_AnnualReturn2006	4.80%
2007	rr_AnnualReturn2007	5.47%
2008	rr_AnnualReturn2008	2.77%
2009	rr_AnnualReturn2009	4.27%
2010	rr_AnnualReturn2010	2.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the 9-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.77%)
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2010
Label	rr_AverageAnnualReturnLabel	Short Duration Portfolio
1 Year	rr_AverageAnnualReturnYear01	2.80%
5 Years	rr_AverageAnnualReturnYear05	4.01%
10 Years	rr_AverageAnnualReturnYear10	4.09%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 09, 1992
Short Duration Portfolio | BofA Merrill Lynch Two-Year U.S. Treasury Note Index (reflects no deduction for fees or expenses)
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch Two-Year U.S. Treasury Note Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	2.28%
5 Years	rr_AverageAnnualReturnYear05	4.38%
10 Years	rr_AverageAnnualReturnYear10	4.09%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.65%
Short Duration Portfolio | Barclays Capital Mutual Fund Short (1-3 Yr) Government Index (reflects no deduction for fees or expenses)
AVERAGE ANNUAL TOTAL RETURN	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Mutual Fund Short (1-3 Yr) Government Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	2.40%
5 Years	rr_AverageAnnualReturnYear05	4.32%
10 Years	rr_AverageAnnualReturnYear10	4.07%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.83%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 1992

[1]	The Administrator has agreed to reduce or limit "Total Annual Portfolio Operating Expenses" of the Portfolio (excluding interest, taxes, brokerage and extraordinary expenses) such that the Portfolio's "Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement" is not more than 0.20% of the Portfolio's average daily net assets. This expense reduction/limitation will remain in effect through at least December 31, 2012 and, prior to such date, the Administrator may not terminate the arrangement without the approval of the Trust for Credit Unions' Board of Trustees.
[2]	Since August 1, 1991.
[3]	Since November 1, 1992.
[4]	During the fiscal year ended August 31, 2004, one of the principal investment strategies of the Portfolio was revised to provide that the Portfolio intends to invest a substantial portion (formerly 80%) of its net assets in mortgage-related securities.